Trade and Other Receivables - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of trade and other receivables [line items]
Outstanding bills receivable discounted with banks by retaining recourse obligation	¥ 79,100	$ 12,500	¥ 2,225,100
Outstanding bills receivable endorsed to suppliers with recourse obligation	2,550,000	403,300	1,834,500
Gross trade receivables	557,767	88,224	332,567
Dongfeng companies [member]
Disclosure of trade and other receivables [line items]
Gross trade receivables	¥ 65,700	$ 10,400	¥ 17,600
Top of range [member]
Disclosure of trade and other receivables [line items]
Trade receivables payment terms	90 days
Bills receivables discounted maturity period	12 months
Bottom of range [member]
Disclosure of trade and other receivables [line items]
Trade receivables payment terms	60 days